PREPAID LICENSE FEE (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
PREPAID LICENSE FEE (Details Narrative)
Prepaid license fee	$ 70,000	$ 70,000